Note 7 - Accrued Interest Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Accrued Interest Receivable [Table Text Block]
(Dollars in thousands)	2020	2019
Securities available for sale	$392	378
Loans receivable	2,710	1,873
	$3,102	2,251